Guaranteed Preferred Beneficial Interest in the Company's Junior Subordinated Debentures (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Financial Information of Trust

Summarized below is the financial information of the Trust as of December 31, 2012:

Non-current assets—junior subordinated debentures—preferred	$111,871
Non-current assets—junior subordinated debentures—common	3,261

Total assets	$115,132

Non-current liabilities—trust preferred securities	$111,871
Stockholder’s equity—trust common securities	3,261

Total liabilities and stockholders’ equity	$115,132